Income Taxes - Summary of Components of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Allowance for loans and advances	¥ 722,633	$ 113,397	¥ 613,056
Net operating loss carry forwards	145,472	22,828	70,220
Accruals for share-based compensation	42,636	6,691	42,636
Accruals for payroll and other costs	13,594	2,133	13,589
Accruals for other liabilities	49,587	7,781	30,558
Contract liabilities	12,829	2,013	36,469
Lease liabilities	4,531	711
Less: valuation allowance	(986,982)	(154,879)	(402,676)
Balance at the end of the year	4,300	675	403,852
Deferred tax liabilities
Right-of-use assets	(4,300)	(675)
Balance at the end of the year	¥ (4,300)	$ (675)
Deferred tax assets, net			¥ 403,852